Debt and Lease Liabilities - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 97,105,783	$ 114,604,457
Payments	(11,567,300)	(7,693,583)
New Debt and Leases	10,087,890	619,652
Spun-off	(1,117,157)
Net Gain of Prepayment		(523,628)
Foreign Exchange Income	14,791,329	(10,349,715)
Interest	300,284	448,600
Balance at end of the period	109,600,829	97,105,783
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	89,814,233	106,235,385
Payments	(10,000,000)	(5,899,981)
New Debt and Leases	10,000,000
Net Gain of Prepayment		(523,628)
Foreign Exchange Income	14,399,957	(9,997,543)
Balance at end of the period	104,214,190	89,814,233
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	7,291,550	8,369,072
Payments	(1,567,300)	(1,793,602)
New Debt and Leases	87,890	619,652
Spun-off	(1,117,157)
Foreign Exchange Income	391,372	(352,172)
Interest	300,284	448,600
Balance at end of the period	$ 5,386,639	$ 7,291,550